Leases - Disclosure Of Quantitative Information About Right of use Assets Explanatory (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Balance	₩ 22,087,645
Additions other than through business combinations, property, plant and equipment	2,150,665	₩ 5,908,102
Depreciation	(3,727,001)	(3,268,779)
Impairment loss	(38,494)	(1,550,430)	₩ (43,601)
Increase (decrease) through net exchange differences, property, plant and equipment	(5,375)	131,862
Balance	20,147,051	22,087,645
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	454,035
Balance	442,822	454,035
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	260,579
Depreciation	(236,986)	(239,762)
Increase (decrease) through net exchange differences, property, plant and equipment	(65)	1,643
Balance	299,576	260,579
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	113,250	142,040
Additions other than through business combinations, property, plant and equipment	51,754	29,733
Depreciation	(54,069)	(51,063)
Retirements, property, plant and equipment		(3,594)
Impairment loss		(4,302)
Increase (decrease) through net exchange differences, property, plant and equipment	(28)	436
Balance	110,907	113,250	142,040
Right-of-use assets [member] | Buildings And Structures [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	53,213	75,777
Additions other than through business combinations, property, plant and equipment	44,900	19,743
Depreciation	(42,923)	(39,376)
Retirements, property, plant and equipment		(3,056)
Impairment loss		(248)
Increase (decrease) through net exchange differences, property, plant and equipment	(24)	373
Balance	55,166	53,213	75,777
Right-of-use assets [member] | Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	49,754	53,960
Additions other than through business combinations, property, plant and equipment	607	1,890
Depreciation	(2,947)	(2,272)
Impairment loss		(3,833)
Increase (decrease) through net exchange differences, property, plant and equipment	(3)	9
Balance	47,411	49,754	53,960
Right-of-use assets [member] | Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	2,147	1,111
Additions other than through business combinations, property, plant and equipment	1,197	2,882
Depreciation	(1,485)	(1,305)
Retirements, property, plant and equipment		(538)
Impairment loss		(20)
Increase (decrease) through net exchange differences, property, plant and equipment		17
Balance	1,859	2,147	1,111
Right-of-use assets [member] | Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	7,848	10,800
Additions other than through business combinations, property, plant and equipment	4,459	4,971
Depreciation	(6,336)	(7,760)
Impairment loss		(193)
Increase (decrease) through net exchange differences, property, plant and equipment	(1)	30
Balance	5,970	7,848	10,800
Right-of-use assets [member] | Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	288	392
Additions other than through business combinations, property, plant and equipment	591	247
Depreciation	(378)	(350)
Impairment loss		(8)
Increase (decrease) through net exchange differences, property, plant and equipment		7
Balance	₩ 501	₩ 288	₩ 392